Property, Plant and Equipment and Capital Long-Term Prepayments - Additional Information (Details) - Refinery - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment and Capital Long-Term Prepayments
Carrying value of property, plant, and equipment pledged as security for the Convertible Notes	$ 82,288	$ 10,446
Capitalized development costs	64,080	2,789
Capitalized borrowing costs	6,954	2,218
Depreciation recorded	$ 0	$ 0